Debt (Details) - Schedule of components of Debt - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt, current portion		$ 17,508	$ 880
Total debt, long term		7,587	32,963
Ending balance		25,095	33,843
Convertible Notes Due 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total debt, long term		1,140
Convertible Notes Due 2024 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total debt, current portion	[1]	16,559
Herbal Brand Loans [Member]
Debt Instrument [Line Items]
Total debt, current portion	[2]	470	880
Total debt, long term	[3]	4,760	5,191
Other Loans and Borrowings [Member]
Debt Instrument [Line Items]
Total debt, current portion		479
Total debt, long term		1,687	630
Convertible Notes Due 2022 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total debt, long term	[4],[5]		$ 27,142

[1]	Convertible Note, current portion reflects, net of debt discount and debt issuance costs of $2,197 in 2021.
[2]	The Company reclassified $880 current portion of Herbal Brands Loan, reported in previous period in long term debt, to conform to the current period presentation.
[3]	Herbal Brand’s Loan, non current reflects debt issuance amortization of $410 in 2021.
[4]	During the year ended December 31, 2021, the Company wrote off $483 of unamortized debt financing cost related to the repayment of its Series D Convertible Note due March 2022.
[5]	Series D Convertible note, non current reflects, net of debt issuance costs of $741 in 2020.